30. Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Net operating revenue	R$ 44,634	R$ 41,454	R$ 37,198
Gross profit	10,703	9,521	9,075
Depreciation and amortization	(779)	(707)	(650)
Profit from operations before net financial expenses and share of profit of associates	1,569	796	1,531
Net financial expenses	(730)	(903)	(768)
Share of profit of subsidiaries and associates	(60)	60	81
Profit (loss) before income tax and social contribution	779	(47)	844
Income tax and social contribution	(297)	(24)	(229)
Net income (loss) for continued operations	482	(71)	615
Net income (loss) for discontinued operations	383	(1,005)	(891)
Net income (loss) for the year	865	(1,076)	(276)
Current assets	33,220	31,651
Noncurrent assets	14,708	13,566
Current liabilities	28,992	27,582
Noncurrent liabilities	5,644	5,038
Shareholders' equity	13,292	12,597	13,352	R$ 14,194
Food Retail
Disclosure of operating segments [line items]
Net operating revenue	26,194	26,967	26,745
Gross profit	7,762	7,351	7,538
Depreciation and amortization	(604)	(576)	(552)
Profit from operations before net financial expenses and share of profit of associates	747	319	1,194
Net financial expenses	(682)	(808)	(691)
Share of profit of subsidiaries and associates	64	77	81
Profit (loss) before income tax and social contribution	129	(413)	584
Income tax and social contribution	(63)	76	(140)
Net income (loss) for continued operations	66	(337)	444
Net income (loss) for discontinued operations	(33)	(78)	(74)
Net income (loss) for the year	33	(415)	370
Current assets	7,202	8,938
Noncurrent assets	11,168	10,955
Current liabilities	7,966	9,171
Noncurrent liabilities	4,943	4,747
Shareholders' equity	5,461	5,975
Cash & Carry
Disclosure of operating segments [line items]
Net operating revenue	18,440	14,487	10,453
Gross profit	2,941	2,170	1,537
Depreciation and amortization	(175)	(131)	(98)
Profit from operations before net financial expenses and share of profit of associates	822	477	337
Net financial expenses	(48)	(95)	(77)
Share of profit of subsidiaries and associates	0	0	0
Profit (loss) before income tax and social contribution	774	383	260
Income tax and social contribution	(234)	(100)	(89)
Net income (loss) for continued operations	540	283	171
Net income (loss) for discontinued operations	0	0	0
Net income (loss) for the year	540	283	171
Current assets	3,093	2,417
Noncurrent assets	3,568	2,620
Current liabilities	3,414	3,020
Noncurrent liabilities	701	291
Shareholders' equity	2,546	1,726
Assets held for sale and discontinued operations
Disclosure of operating segments [line items]
Net operating revenue	0	0	0
Gross profit	0	0	0
Depreciation and amortization	0	0	0
Profit from operations before net financial expenses and share of profit of associates	0	0	0
Net financial expenses	0	0	0
Share of profit of subsidiaries and associates	0	0	0
Profit (loss) before income tax and social contribution	0	0	0
Income tax and social contribution	0	0	0
Net income (loss) for continued operations	0	0	0
Net income (loss) for discontinued operations	416	(927)	(817)
Net income (loss) for the year	416	(927)	(817)
Current assets	23,182	20,538
Noncurrent assets	0	0
Current liabilities	17,897	15,642
Noncurrent liabilities	0	0
Shareholders' equity	5,285	4,896
Subtotal
Disclosure of operating segments [line items]
Net operating revenue	44,634	41,454	37,198
Gross profit	10,703	9,521	9,075
Depreciation and amortization	(779)	(707)	(650)
Profit from operations before net financial expenses and share of profit of associates	1,569	796	1,531
Net financial expenses	(730)	(903)	(768)
Share of profit of subsidiaries and associates	64	77	81
Profit (loss) before income tax and social contribution	903	(30)	844
Income tax and social contribution	(297)	(24)	(229)
Net income (loss) for continued operations	606	(54)	615
Net income (loss) for discontinued operations	383	(1,005)	(891)
Net income (loss) for the year	989	(1,059)	(276)
Current assets	33,477	31,893
Noncurrent assets	14,736	13,575
Current liabilities	29,277	27,833
Noncurrent liabilities	5,644	5,038
Shareholders' equity	13,292	12,597
Eliminations/Others
Disclosure of operating segments [line items]
Net operating revenue	0	0	0
Gross profit	0	0	0
Depreciation and amortization	0	0	0
Profit from operations before net financial expenses and share of profit of associates	0	0	0
Net financial expenses	0	0	0
Share of profit of subsidiaries and associates	(124)	(17)	0
Profit (loss) before income tax and social contribution	(124)	(17)	0
Income tax and social contribution	0	0	0
Net income (loss) for continued operations	(124)	(17)	0
Net income (loss) for discontinued operations	0	0	0
Net income (loss) for the year	(124)	(17)	R$ 0
Current assets	(257)	(242)
Noncurrent assets	(28)	(9)
Current liabilities	(285)	(251)
Noncurrent liabilities	0	0
Shareholders' equity	R$ 0	R$ 0